Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 4.5	$ 0.1	₨ 6.7
Impact of 20% adverse change	8.3	0.1	12.7
Expected credit losses:
Impact of 10% adverse change	3.8	0.1	6.6
Impact of 20% adverse change	₨ 7.6	$ 0.1	₨ 13.2